UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
John M. Day			Raleigh, North Carolina		August 12, 2008

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  11
Form 13F Information Table Value Total: $195,497

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED  NONE

American Express                    COM  025816109   $14,239   378,000 SH      SOLE                     378,000       0     0
Capital One Financial Cor           COM  14040H105    $7,392   194,474 SH      SOLE                     194,474       0     0
CVS Corp                            COM   126650100  $41,380 1,045,736 SH      SOLE                   1,045,736       0     0
Equifax Inc                         COM   294429105  $14,738   438,359 SH      SOLE                     438,359       0     0
General Mls Inc                     COM   370334104  $19,852   326,680 SH      SOLE                     326,680       0     0
HJ Heinz Co                         COM   423074103   $9,507   198,675 SH      SOLE                     198,675       0     0
Kraft Foods Inc-A                   CLA  50075N104   $18,076   635,366 SH      SOLE                     635,366       0     0
Lowes Cos Inc                       COM   548661107  $18,733   902,800 SH      SOLE                     902,800       0     0
Procter & Gamble Co                 COM   742718109   $9,650   158,700 SH      SOLE                     158,700       0     0
Staples Inc                         COM   855030102  $24,406 1,027,610 SH      SOLE                   1,027,610       0     0
Sysco Corp                          COM   871829107  $17,524   637,001 SH      SOLE                     637,001       0     0

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